EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated December 1, 2017

The following changes are effective immediately:

1.       The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Co-Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Vincent Delisle, Portfolio Manager and Co-Chief Investment Officer at Hexavest, who has managed the Fund since July 2018;

Jean-François Bérubé, Portfolio Manager at Hexavest, who has managed the Fund since July 2018;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016; and

Kevin LeBlanc, Portfolio Manager at Hexavest, who has managed the Fund since June 2017.

2.	The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest International Equity Fund”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Co-Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Vincent Delisle, Portfolio Manager and Co-Chief Investment Officer at Hexavest, who has managed the Fund since July 2018;

Jean-François Bérubé, Portfolio Manager at Hexavest, who has managed the Fund since July 2018;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012; and

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016.

3.	The following replaces the third paragraph under “Hexavest Global Equity Fund.” in “Management and Organization”:

Hexavest Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Etienne Durocher-Dumais are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2014 and 2016, respectively. Kevin LeBlanc is also a member of the team and has served as portfolio manager since 2017. Vincent Delisle and Jean-François Bérubé are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2018.

Mr. Proulx is Chairman and Co-Chief Investment Officer of Hexavest. Mr. Lavoie is President and a Portfolio Manager of Hexavest. Mr. Couture is a Portfolio Manager of Hexavest. Prior to joining Hexavest in 2012, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst. Mr. Durocher-Dumais is a Portfolio Manager at Hexavest. Mr. Durocher-Dumais joined Hexavest in 2012, and prior to that he was an Equity Research Associate as Desjardins Securities. Mr. LeBlanc joined Hexavest in 2015 as an Equity Analyst on the North American portfolios, and prior to that he was a research associate at Dundee Capital Markets. Mr. Delisle is Co-Chief Investment Officer of Hexavest. Prior to joining Hexavest in 2018, Mr. Delisle spent fourteen years at Scotiabank as Managing Director, Portfolio & Quantitiative Strategy and Head of Equity Research. Mr. Bérubé has been employed by Hexavest for more than five years, is responsible for quantitative research and is a Vice President of Hexavest.

4.	The following replaces the third paragraph under “Hexavest International Equity Fund.” in “Management and Organization”:

Hexavest International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Etienne Durocher-Dumais are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2014 and 2016, respectively. Vincent Delisle and Jean-François Bérubé are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2018.

Mr. Proulx is Chairman and Co-Chief Investment Officer of Hexavest. Mr. Lavoie is President and a Portfolio Manager of Hexavest. Mr. Couture is a Portfolio Manager of Hexavest. Prior to joining Hexavest in 2012, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst. Mr. Durocher-Dumais is a Portfolio Manager at Hexavest. Mr. Durocher-Dumais joined Hexavest in 2012, and prior to that he was an Equity Research Associate as Desjardins Securities. Mr. Delisle is Co-Chief Investment Officer of Hexavest. Prior to joining Hexavest in 2018, Mr. Delisle spent fourteen years at Scotiabank as Managing Director, Portfolio & Quantitiative Strategy and Head of Equity Research. Mr. Bérubé has been employed by Hexavest for more than five years, is responsible for quantitative research and is a Vice President of Hexavest.

July 2, 2018	29262 7.2.18

EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated December 1, 2017

1.	The following replaces the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jean-François Bérubé(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jean-Pierre Couture
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Christian Crête
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Vincent Delisle(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Etienne Durocher-Dumais
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Marc Christopher Lavoie
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kevin LeBlanc
Registered Investment Companies	1	$158.9	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	10	$3,300.2	3	$618.7
Vital Proulx
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
(1) As of May 1, 2018. Messrs. Bérubé and Delisle became portfolio managers effective July 2, 2018.
2.	The following replaces the second paragraph under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

None of the portfolio managers beneficially owned any equity securities of a Fund as of each Fund’s most recent fiscal year ended July 31, 2017 or, of any of the funds in the Eaton Vance family of funds as of December 31, 2016. Messrs. Delisle and Bérubé became portfolio managers effective July 2, 2018. As of May 1, 2018, neither owned any equity securities of a Fund or, of any of the funds in the Eaton Vance family of funds.

July 2, 2018